LOSS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
LOSS PER SHARE
LOSS PER SHARE

Loss per share for the years ended December 31, 2018 and 2017 was calculated based on the following:

	2018	2017 (Restated) (i)
Attributable to Yamana Gold Inc. equity holders
Net loss	$(284.6)	$(188.5)

(i)
The Company has initially applied IFRS 9 at January 1, 2018. Under the transition method chosen, comparative information has been restated for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.

Earnings (loss) per share is based on the weighted average number of common shares of the Company outstanding during the period. The diluted earnings (loss) per share reflects the potential dilution of common share equivalents, such as outstanding share options, in the weighted average number of common shares outstanding during the period, if dilutive.

The weighted average number of shares used in the calculation of loss per share for the years ended December 31 were based on the following:

	2018	2017
Weighted average number of common shares (in thousands) - basic	949,030	948,187
Weighted average number of dilutive share options (i)	—	—
Weighted average number of dilutive Restricted Share Units (i)	—	—
Weighted average number of common shares (in thousands) - diluted (i)	949,030	948,187

(i)
Effect of dilutive securities - the potential shares attributable to 954 share options (2017: 954 share options) and 1,356,779 restricted share units (2017: 636,774 restricted share units) were anti-dilutive for the years ended December 31, 2018 and December 31, 2017, respectively.